Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Jan. 01, 2022	Jan. 01, 2021
Defined benefit plan, Disclosure
Planning horizon of conversion rates	8 years
Total benefit costs
Service costs on benefit obligation	SFr 240	SFr 218	SFr 270
Curtailment losses/(gains)	2	(10)	0
PBO
Service costs	240	218	270
Total amount recognized
Noncurrent assets	4,215	2,872
Amounts recognized in AOCI
Actuarial gains/(losses)	(2,705)	(3,727)
Prior service credit/(cost)	365	456
Total	(2,340)	(3,271)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	(228)	18	(99)
Actuarial gains/(losses), Net	716	(341)
Prior service credit/(cost), Net	3	(5)
Amortization of actuarial losses/ (gains), Net	303	284
Amortization of prior service cost/(credit), Net	(97)	(135)
Immediate recognition due to curtailment/settlement, Net	6	12
Total amounts recognized in other comprehensive income, Net	931	(185)
Defined benefit pension plans
Fair value of plan assets
Beginning of the measurement period	22,212
End of the measurement period	23,098	22,212
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	4,011	2,628
Amounts recognized in AOCI
Actuarial gains/(losses)	(2,678)	(3,688)
Prior service credit/(cost)	362	453
Total	(2,316)	(3,235)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	858	(414)
Actuarial gains/(losses), Tax	(153)	83
Actuarial gains/(losses), Net	705	(331)
Prior service credit/(cost), Gross	4	(5)
Prior service credit/(cost), Tax	(1)	0
Prior service credit/(cost), Net	3	(5)
Amortization of actuarial losses/(gains), Gross	369	347
Amortization of actuarial losses/(gains), Tax	(67)	(64)
Amortization of actuarial losses/ (gains), Net	302	283
Amortization of prior service cost/(credit), Gross	(120)	(166)
Amortization of prior service cost/(credit), Tax	23	31
Amortization of prior service cost/(credit), Net	(97)	(135)
Immediate recognition due to curtailment/settlement, Gross	11	14
Immediate recognition due to curtailment/settlement, Tax	(5)	(2)
Immediate recognition due to curtailment/settlement, Net	6	12
Total amounts recognized in other comprehensive income, Gross	1,122	(224)
Total amounts recognized in other comprehensive income, Tax	(203)	48
Total amounts recognized in other comprehensive income, Net	919	(176)
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)	(27)	(39)
Prior service credit/(cost)	3	3
Total	(24)	(36)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	14	(13)
Actuarial gains/(losses), Tax	(3)	3
Actuarial gains/(losses), Net	11	(10)
Prior service credit/(cost), Gross	0	0
Prior service credit/(cost), Tax	0	0
Prior service credit/(cost), Net	0	0
Amortization of actuarial losses/(gains), Gross	1	1
Amortization of actuarial losses/(gains), Tax	0	0
Amortization of actuarial losses/ (gains), Net	1	1
Amortization of prior service cost/(credit), Gross	0	0
Amortization of prior service cost/(credit), Tax	0	0
Amortization of prior service cost/(credit), Net	0	0
Immediate recognition due to curtailment/settlement, Gross	0	0
Immediate recognition due to curtailment/settlement, Tax	0	0
Immediate recognition due to curtailment/settlement, Net	0	0
Total amounts recognized in other comprehensive income, Gross	15	(12)
Total amounts recognized in other comprehensive income, Tax	(3)	3
Total amounts recognized in other comprehensive income, Net	12	(9)
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	503	517	437
PBO
Service costs	SFr 503	SFr 517	437
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	64.00%	66.00%
Value of plan assets (as a percent)	84.00%	81.00%
Pension benefit obligation (as a percent)	84.00%	82.00%
Employee contributions, number of contribution levels	3
Total benefit costs
Service costs on benefit obligation	SFr 224	SFr 203	256
Interest costs on benefit obligation	10	20	52
Expected return on plan assets	(421)	(352)	(394)
Amortization of recognized prior service cost/(credit)	(121)	(167)	(155)
Amortization of recognized actuarial losses/(gains)	355	334	293
Settlement losses/(gains)	10	8	41
Curtailment losses/(gains)	2	(10)	0
Special termination benefits	16	8	14
Net periodic benefit/(costs)	75	44	107
PBO
Beginning of the measurement period	16,102	15,979
Plan participant contributions	146	143
Service costs	224	203	256
Interest costs	10	20	52
Plan amendments	0	0
Settlements	(48)	(28)
Curtailments	8	(17)
Special termination benefits	16	8
Actuarial losses/(gains)	321	857
Benefit payments	(724)	(1,063)
Exchange rate losses/(gains)	0	0
End of the measurement period	16,055	16,102	15,979
Fair value of plan assets
Beginning of the measurement period	18,000	17,790
Actual return on plan assets	1,610	860
Employer contributions	312	298
Plan participant contributions	146	143
Settlements	(48)	(28)
Benefit payments	(724)	(1,063)
Exchange rate gains/(losses)	0	0
End of the measurement period	19,296	18,000	SFr 17,790
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	3,241	1,898
Total funded status recognized in the consolidated balance sheet at December 31	3,241	1,898
Total amount recognized
Noncurrent assets	3,241	1,898
Current liabilities	0	0
Noncurrent liabilities	0	0
Total amount recognized in the consolidated balance sheet at December 31	3,241	1,898
Defined Benefit Plan, Asset Portfolio Gains/(Losses)	1,189	508
ABO
End of the measurement period	SFr 15,275	SFr 15,637
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	0.63%	0.69%	1.19%
Discount rate - interest costs (as a percent)	0.06%	0.13%	0.57%
Salary increases (as a percent)	1.50%	1.50%	0.75%
Expected long-term rate of return on plan assets (as a percent)	2.50%	2.10%	2.40%
Interest rate on savings plan (as a percent)	1.25%	0.45%	1.03%
Benefit obligation (%)
Discount rate (as a percent)	0.56%	0.40%	0.45%
Salary increases (as a percent)	1.50%	1.50%	1.50%
Interest rate on savings plan (as a percent)	1.50%	1.25%	0.45%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	5.00%
Employer contributions (as a percent)	7.50%
Benefit obligation (%)
Interest rate on savings plan (as a percent)					1.00%	1.00%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	14.00%
Employer contributions (as a percent)	25.00%
Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 258
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 16	SFr 15	SFr 14
Interest costs on benefit obligation	51	68	90
Expected return on plan assets	(65)	(85)	(108)
Amortization of recognized prior service cost/(credit)	1	1	1
Amortization of recognized actuarial losses/(gains)	14	13	19
Settlement losses/(gains)	8	(1)	0
Curtailment losses/(gains)	0	0	0
Special termination benefits	0	0	0
Net periodic benefit/(costs)	25	11	16
PBO
Beginning of the measurement period	3,482	3,325
Plan participant contributions	0	0
Service costs	16	15	14
Interest costs	51	68	90
Plan amendments	(4)	5
Settlements	(448)	(23)
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	(100)	456
Benefit payments	(66)	(156)
Exchange rate losses/(gains)	101	(208)
End of the measurement period	3,032	3,482	3,325
Fair value of plan assets
Beginning of the measurement period	4,212	4,111
Actual return on plan assets	(45)	476
Employer contributions	17	61
Plan participant contributions	0	0
Settlements	(448)	(23)
Benefit payments	(66)	(156)
Exchange rate gains/(losses)	132	(257)
End of the measurement period	3,802	4,212	SFr 4,111
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	770	730
Total funded status recognized in the consolidated balance sheet at December 31	770	730
Total amount recognized
Noncurrent assets	974	975
Current liabilities	(7)	(8)
Noncurrent liabilities	(197)	(237)
Total amount recognized in the consolidated balance sheet at December 31	770	730
Defined Benefit Plan, Asset Portfolio Gains/(Losses)	(110)	391
ABO
End of the measurement period	SFr 3,001	SFr 3,449
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	3.22%	3.04%	3.28%
Discount rate - interest costs (as a percent)	1.62%	2.39%	3.28%
Salary increases (as a percent)	2.98%	2.84%	2.92%
Expected long-term rate of return on plan assets (as a percent)	1.79%	2.37%	3.00%
Benefit obligation (%)
Discount rate (as a percent)	2.15%	1.67%	2.38%
Salary increases (as a percent)	3.33%	2.98%	2.84%
International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				16
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation	2	4	6
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0
Amortization of recognized actuarial losses/(gains)	1	1	3
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	0	0
Special termination benefits	0	0	0
Net periodic benefit/(costs)	3	5	9
PBO
Beginning of the measurement period	156	164
Plan participant contributions	0	0
Service costs	0	0	0
Interest costs	2	4	6
Plan amendments	0	0
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	(14)	13
Benefit payments	(10)	(11)
Exchange rate losses/(gains)	6	(14)
End of the measurement period	140	156	164
Fair value of plan assets
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	10	11
Plan participant contributions	0	0
Settlements	0	0
Benefit payments	(10)	(11)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(140)	(156)
Total funded status recognized in the consolidated balance sheet at December 31	(140)	(156)
Total amount recognized
Noncurrent assets	0	0
Current liabilities	(10)	(11)
Noncurrent liabilities	(130)	(145)
Total amount recognized in the consolidated balance sheet at December 31	(140)	(156)
ABO
End of the measurement period	SFr 140	SFr 156
Net benefit pension cost (%)
Discount rate - service costs (as a percent)			4.38%
Discount rate - interest costs (as a percent)	1.74%	2.77%	3.95%
Benefit obligation (%)
Discount rate (as a percent)	2.89%	2.55%	3.23%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	6.50%	7.00%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)	4.50%
International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 10
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				6.50%
US | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 0	SFr 43
Bank
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	640	581
Total amount recognized
Noncurrent assets	974	975
Amounts recognized in AOCI
Actuarial gains/(losses)	(429)	(460)
Prior service credit/(cost)	(6)	(11)
Total	(435)	(471)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	0	19	SFr (4)
Actuarial gains/(losses), Net	13	(55)
Prior service credit/(cost), Net	3	(4)
Amortization of actuarial losses/ (gains), Net	12	13
Amortization of prior service cost/(credit), Net	1	0
Immediate recognition due to curtailment/settlement, Net	7	(1)
Total amounts recognized in other comprehensive income, Net	36	(47)
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	497	503	502
PBO
Service costs	SFr 497	SFr 503	SFr 502
Bank | Switzerland | Defined benefit pension plans
PBO
Entity contribution to the group plan (as a percent)	84.00%
Bank | Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	7.50%
Bank | Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	25.00%
Bank | Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan				SFr 216
Bank | Switzerland | Other post-retirement defined benefit plans
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	6.50%	7.00%	8.00%
Bank | International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 14	SFr 14	SFr 14
Interest costs on benefit obligation	49	68	90
Expected return on plan assets	(65)	(85)	(108)
Amortization of recognized prior service cost/(credit)	1	1	1
Amortization of recognized actuarial losses/(gains)	14	13	19
Settlement losses/(gains)	8	(1)	0
Net periodic benefit/(costs)	21	10	16
PBO
Beginning of the measurement period	3,475	3,325
Service costs	14	14	14
Interest costs	49	68	90
Plan amendments	(4)	5
Settlements	(448)	(23)
Actuarial losses/(gains)	(100)	453
Plans added	0	(3)
Benefit payments	(65)	(156)
Exchange rate losses/(gains)	101	(208)
End of the measurement period	3,022	3,475	3,325
Fair value of plan assets
Beginning of the measurement period	4,212	4,111
Actual return on plan assets	(45)	476
Employer contributions	16	61
Settlements	(448)	(23)
Benefit payments	(65)	(156)
Exchange rate gains/(losses)	132	(257)
End of the measurement period	3,802	4,212	SFr 4,111
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	780	737
Total funded status recognized in the consolidated balance sheet at December 31	780	737
Total amount recognized
Noncurrent assets	975	975
Current liabilities	(7)	(8)
Noncurrent liabilities	(188)	(230)
Total amount recognized in the consolidated balance sheet at December 31	780	737
ABO
End of the measurement period	2,996	3,445
Amounts recognized in AOCI
Actuarial gains/(losses)	(402)	(421)
Prior service credit/(cost)	(9)	(14)
Total	(411)	(435)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(10)	(62)
Actuarial gains/(losses), Tax	12	17
Actuarial gains/(losses), Net	2	(45)
Prior service credit/(cost), Gross	4	(5)
Prior service credit/(cost), Tax	(1)	1
Prior service credit/(cost), Net	3	(4)
Amortization of actuarial losses/(gains), Gross	14	13
Amortization of actuarial losses/(gains), Tax	(3)	(1)
Amortization of actuarial losses/ (gains), Net	11	12
Amortization of prior service cost/(credit), Gross	1	1
Amortization of prior service cost/(credit), Tax	0	(1)
Amortization of prior service cost/(credit), Net	1	0
Immediate recognition due to curtailment/settlement, Gross	8	(1)
Immediate recognition due to curtailment/settlement, Tax	(1)	0
Immediate recognition due to curtailment/settlement, Net	7	(1)
Total amounts recognized in other comprehensive income, Gross	17	(54)
Total amounts recognized in other comprehensive income, Tax	7	16
Total amounts recognized in other comprehensive income, Net	SFr 24	SFr (38)
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	2.64%	2.62%	3.28%
Discount rate - interest costs (as a percent)	1.56%	2.37%	3.28%
Salary increases (as a percent)	2.97%	2.84%	2.92%
Expected long-term rate of return on plan assets (as a percent)	1.79%	2.37%	3.00%
Benefit obligation (%)
Discount rate (as a percent)	2.13%	1.66%	2.38%
Salary increases (as a percent)	3.32%	2.97%	2.84%
Bank | International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				16
Bank | International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation	2	4	6
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0
Amortization of recognized actuarial losses/(gains)	1	1	3
Settlement losses/(gains)	0	0	0
Net periodic benefit/(costs)	3	5	9
PBO
Beginning of the measurement period	156	164
Service costs	0	0	0
Interest costs	2	4	6
Plan amendments	0	0
Settlements	0	0
Actuarial losses/(gains)	(14)	13
Plans added	0	0
Benefit payments	(10)	(11)
Exchange rate losses/(gains)	6	(14)
End of the measurement period	140	156	164
Fair value of plan assets
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	10	11
Settlements	0	0
Benefit payments	(10)	(11)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(140)	(156)
Total funded status recognized in the consolidated balance sheet at December 31	(140)	(156)
Total amount recognized
Noncurrent assets	0	0
Current liabilities	(10)	(11)
Noncurrent liabilities	(130)	(145)
Total amount recognized in the consolidated balance sheet at December 31	(140)	(156)
ABO
End of the measurement period	140	156
Amounts recognized in AOCI
Actuarial gains/(losses)	(27)	(39)
Prior service credit/(cost)	3	3
Total	(24)	(36)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	14	(13)
Actuarial gains/(losses), Tax	(3)	3
Actuarial gains/(losses), Net	11	(10)
Prior service credit/(cost), Gross	0	0
Prior service credit/(cost), Tax	0	0
Prior service credit/(cost), Net	0	0
Amortization of actuarial losses/(gains), Gross	1	1
Amortization of actuarial losses/(gains), Tax	0	0
Amortization of actuarial losses/ (gains), Net	1	1
Amortization of prior service cost/(credit), Gross	0	0
Amortization of prior service cost/(credit), Tax	0	0
Amortization of prior service cost/(credit), Net	0	0
Immediate recognition due to curtailment/settlement, Gross	0	0
Immediate recognition due to curtailment/settlement, Tax	0	0
Immediate recognition due to curtailment/settlement, Net	0	0
Total amounts recognized in other comprehensive income, Gross	15	(12)
Total amounts recognized in other comprehensive income, Tax	(3)	3
Total amounts recognized in other comprehensive income, Net	SFr 12	SFr (9)
Net benefit pension cost (%)
Discount rate - service costs (as a percent)			4.38%
Discount rate - interest costs (as a percent)	1.74%	2.77%	3.95%
Benefit obligation (%)
Discount rate (as a percent)	2.89%	2.55%	3.23%
Health care cost assumptions
Weighted-average rate of health care benefit decrease (as a percent)	4.50%
Bank | International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 10
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				6.50%
Bank | US | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 0	SFr 43